Large Company Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Common Stocks (96.0%)	Shares/ Par +	Value $ (000’s)
Communication Services (4.2%)
Verizon Communications, Inc.	72,620	3,902
The Walt Disney Co.	25,750	2,487

Total		6,389

Consumer Discretionary (1.9%)
Advance Auto Parts, Inc.	16,050	1,498
Honda Motor Co., Ltd., ADR	35,090	788
PulteGroup, Inc.	30,040	670

Total		2,956

Consumer Staples (13.8%)
Colgate-Palmolive Co.	36,920	2,450
Kimberly-Clark Corp.	17,670	2,259
Koninklijke Ahold Delhaize NV *	96,430	2,257
Mondelez International, Inc.	48,120	2,410
PepsiCo, Inc.	16,090	1,932
The Procter & Gamble Co.	46,700	5,137
Unilever NV	46,680	2,278
Walmart, Inc.	20,640	2,345

Total		21,068

Energy (4.4%)
Baker Hughes	42,720	449
Chevron Corp.	33,580	2,433
ConocoPhillips	37,870	1,166
Schlumberger, Ltd.	30,339	409
Total SA, ADR	61,330	2,284

Total		6,741

Financials (23.2%)
AFLAC, Inc.	48,000	1,644
Ameriprise Financial, Inc.	11,610	1,190
Bank of America Corp.	53,540	1,137
The Bank of New York Mellon Corp.	118,040	3,976
Berkshire Hathaway, Inc. - Class B *	38,360	7,013
BlackRock, Inc.	3,560	1,566
Chubb, Ltd.	37,170	4,151
JPMorgan Chase & Co.	45,800	4,123
PNC Financial Services Group, Inc.	34,870	3,338
Truist Financial Corp.	82,560	2,546
U.S. Bancorp	65,160	2,245
Wells Fargo & Co.	86,940	2,495

Total		35,424

Common Stocks (96.0%)	Shares/ Par +	Value $ (000’s)
Health Care (22.6%)
Cerner Corp.	38,490	2,425
Hologic, Inc. *	83,237	2,922
Johnson & Johnson	58,050	7,612
Medtronic PLC	81,150	7,318
Merck & Co., Inc.	21,960	1,690
Pfizer, Inc.	172,410	5,627
Quest Diagnostics, Inc.	30,360	2,438
Zimmer Biomet Holdings, Inc.	45,630	4,612

Total		34,644

Industrials (9.9%)
Cummins, Inc.	8,520	1,153
Emerson Electric Co.	58,620	2,793
Johnson Controls International PLC	58,000	1,564
Norfolk Southern Corp.	10,670	1,558
Raytheon Co.	9,320	1,222
Siemens AG	27,280	2,348
Southwest Airlines Co.	30,920	1,101
Textron, Inc.	41,880	1,117
United Parcel Service, Inc. - Class B	23,780	2,222

Total		15,078

Information Technology (7.3%)
Applied Materials, Inc.	21,400	981
Cisco Systems, Inc.	55,510	2,182
Intel Corp.	41,210	2,230
Maxim Integrated Products, Inc.	19,830	964
Oracle Corp.	32,710	1,581
TE Connectivity, Ltd.	27,160	1,710
Texas Instruments, Inc.	15,830	1,582

Total		11,230

Materials (0.7%)
Mondi PLC *	67,090	1,144

Total		1,144

Real Estate (2.3%)
Welltower, Inc.	33,680	1,542
Weyerhaeuser Co.	113,810	1,929

Total		3,471

Utilities (5.7%)
Eversource Energy	36,050	2,819
Pinnacle West Capital Corp.	38,890	2,948
Xcel Energy, Inc.	49,020	2,956

Total		8,723

Total Common Stocks (Cost: $173,318)		146,868

Investment Companies (1.3%)	Shares/ Par +	Value $ (000’s)
Investment Companies (1.3%)
iShares Russell 1000 Value Index Fund	19,720	1,956

Total		1,956

Total Investment Companies (Cost: $2,600)		1,956

Short-Term Investments (3.2%)
Money Market Funds (3.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.320% #	4,866,591	4,867

Total		4,867

Total Short-Term Investments (Cost: $4,867)		4,867

Total Investments (100.5%) (Cost: $180,785)@		153,691

Other Assets, Less Liabilities (-0.5%)		(730)

Net Assets (100.0%)		152,961

Large Company Value Portfolio

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Morgan Stanley Capital Services, Inc.	EUR	604	669	6/20	$14	$—	$14
Sell	Morgan Stanley Capital Services, Inc.	EUR	7,585	8,394	6/20	—	(126)	(126)
Buy	Morgan Stanley Capital Services, Inc.	GBP	138	172	6/20	9	—	9
Sell	Morgan Stanley Capital Services, Inc.	GBP	895	1,114	6/20	—	(66)	(66)
Buy	Morgan Stanley Capital Services, Inc.	JPY	2,386	22	6/20	1	—	1
Sell	Morgan Stanley Capital Services, Inc.	JPY	77,931	727	6/20	—	(8)	(8)

						$24	$(200)	$(176)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	$24	—	$24	$(200)	—	—	$(200)

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2020.
@

At March 31, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $180,785 and the net unrealized depreciation of investments based on that cost was $27,270 which is comprised of $2,315 aggregate gross unrealized appreciation and $29,585 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Large Company Value Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2020.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Staples	$18,811	$2,257	$—
Industrials	12,730	2,348	—
Materials	—	1,144	—
All Others	109,578	—	—
Investment Companies	1,956	—	—
Short-Term Investments	4,867	—	—
Other Financial Instruments^
Forward Currency Contracts	—	24	—

Total Assets:	$147,942	$5,773	$—

Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—	(200)	—

Total Liabilities:	$—	$(200)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC

Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.

CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand